Restricted net assets (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Percentage of annual after-tax profit required to be allocated to general reserve	10.00%	10.00%
Limit of general reserve as a percentage of registered capital, after which allocations to general reserve fund are no longer required	50.00%	50.00%
Minimum percentage of annual after-tax profit required to be provided to statutory reserves	10.00%	10.00%
Limit of statutory reserve as a percentage of registered capital, after which allocations to statutory reserves are no longer required	50.00%	50.00%
Appropriations to statutory reserves	$ 188	1,136	36
Amount of restricted net assets of the Company's PRC subsidiaries and the Affiliated PRC Entities	$ 20,802	125,931	108,333